Employee Compensation - Pension and Other Employee Future Benefits - Summary of Plan Information for Past Two Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 9,456	$ 9,156
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	8,582	8,365
Fair value of plan assets	9,708	9,431
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	1,126	1,063
Pension Plans [member] | Funded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	1,271	1,223
Pension Plans [member] | Unfunded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(145)	(160)
Pension Plans [member] | Before effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	1,126	1,066
Pension Plans [member] | Effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	0	(3)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	950	954
Fair value of plan assets	248	245
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(776)	(819)
Other employee future benefit plans [member] | Funded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	87	44
Other employee future benefit plans [member] | Unfunded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(863)	(863)
Other employee future benefit plans [member] | Before effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(702)	(709)
Other employee future benefit plans [member] | Effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	$ (74)	$ (110)